Document and Entity Information	12 Months Ended
Jan. 31, 2020 shares
Document And Entity Information
Entity Registrant Name	CORAL GOLD RESOURCES, LTD.
Entity Central Index Key	0000813639
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--01-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Jan. 31, 2020
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Entity Common Stock Shares Outstanding	46,346,837
Document Annual Report	true
Document Transition Report	false
Entity Interactive Data Current	Yes
Document Shell Company Report	false